Government grants (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Government Grants Recognized	$ 0	$ 0	$ 465,590
CEWS
Government Grants Recognized	0	0	226,607
CERS
Government Grants Recognized	0	0	188,983
NRC IRAP
Government Grants Recognized	$ 0	$ 0	$ 50,000